SCHWABsignature(TM) ANNUITY
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account

                      Supplement dated March 1, 2003 to the
                   Prospectus for the Schwabsignature Annuity
                                dated May 1, 2002

Effective March 1, 2003, the Janus Aspen Series Growth and Income
Portfolio-Institutional Shares was added as a new investment option under your Contract. You may choose this investment option on or after March 24, 2003. As a result, please note the following changes to your prospectus and retain this supplement for future reference.

On Page 1 of the prospectus, the following should be added to the list of
Portfolios:
             Janus Aspen Series Growth and Income Portfolio-Institutional Shares

On Page 8 under the heading "Portfolio Annual Expenses," please add the following:
                            Portfolio Annual Expenses

(as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2002)

Portfolio                           Management  Other   12b-1        Total     Total     Total Portfolio
                                       fees     expenses  fees     Portfolio   Fee     Expenses after fee
                                                                   Expenses    Waivers       waivers
                                                                  before fee
                                                                    waivers
Janus Aspen Series Growth and        0.65%     0.11%     None       0.76%      N/A           0.76%
Income Portfolio-Institutional
Shares


On Page 9, under the heading "Fee Examples," please add the following:


PORTFOLIO                                                    1 year    3 years     5 years      10 years
Janus Aspen Series Growth and Income                           $15       $50         $90         $221
Portfolio-Institutional Shares


On Page 13, under the heading "Janus Aspen Series" please add the following:

Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks to provide long-term capital growth and current income through investment of at least 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.

On Page 27, under the heading "Performance Data," please add the table on the attached page 2.

Because the Janus Aspen Series Growth and Income Portfolio-Institutional Shares is a new investment option under your Contract, there is no Sub-Account performance information to report. However, since the fund in which the Sub-Account invests has been in existence since May 1, 1998, the fund does have a performance history. Accordingly, the information below illustrates how the Sub-Account would have performed had it been available under your Contract for the time periods shown ended December 31, 2002, using the Portfolio's average annual total return and reflecting the deduction of all fees and charges under your Contract. Please remember that past performance is no guarantee of future results.

                    Standardized Performance Data                              Non-Standardized Performance Data

Sub-Account         1 year   3 years  5 years     Since     Inception    1 year    3 years  5       10         Since       Inception
                                                Inception   Date of                         years   years    Inception      Date of
                                                   of       Sub-Account                                    of Underlying  Underlying
                                               Sub-Account                                                  Portfolio      Portfolio
                                                                                                             (if less than
                                                                                                               10 years)
Janus Aspen Series  N/A        N/A      N/A        N/A         N/A       -22.09%   -17.01%   N/A     N/A         3.57%       5/1/98
Growth and Income
Portfolio-Institutional
Shares





After Page 30, please insert the following pages:

                                          APPENDIX A
                               Condensed Financial Information
                             Selected Data for Accumulation Units
              Outstanding Through Each Period for the Periods Ended December 31,

-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
Portfolio (0.65)                       2002      2001                          Portfolio (0.70)                    2002      2001
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
ALGER AMERICAN BALANCED                                                        ALGER AMERICAN BALANCED
Value at beginning of period             9.70     10.00                        Value at beginning of period          9.70     10.00
Value at end of period                   8.45      9.70                        Value at end of period                8.45     9.70
Number of accumulation units            53,444    10,478                       Number of accumulation units        169,538   44,719
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
--------------------------------------
ALGER AMERICAN GROWTH                                                          ALGER AMERICAN GROWTH
Value at beginning of period             8.90     10.00                        Value at beginning of period          8.89     10.00
Value at end of period                   5.92      8.90                        Value at end of period                5.92     8.89
Number of accumulation units           147,192   110,022                       Number of accumulation units        137,994   53,244
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCE VP GROWTH & INCOME                                                    ALLIANCE VP GROWTH & INCOME
Value at beginning of period             9.39     10.00                        Value at beginning of period          9.38     10.00
Value at end of period                   7.27      9.39                        Value at end of period                7.26     9.38
Number of accumulation units           240,038    98,944                       Number of accumulation units        215,640   74,454
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCE VP GROWTH                                                             ALLIANCE VP GROWTH
Value at beginning of period             8.58     10.00                        Value at beginning of period          8.58     10.00
Value at end of period                   6.13      8.58                        Value at end of period                6.12     8.58
Number of accumulation units            8,011     3,673                        Number of accumulation units         33,931   11,322
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCEBERNSTEIN VP REAL ESTATE                                               ALLIANCEBERNSTEIN VP REAL ESTATE
INVESTMENT                                                                     INVESTMENT
Value at beginning of period            11.05     10.00                        Value at beginning of period         11.05     10.00
Value at end of period                  11.27     11.05                        Value at end of period               11.26     11.05
Number of accumulation units           218,785    48,102                       Number of accumulation units        111,891   16,327
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCEBERNSTEIN VP                                                           ALLIANCEBERNSTEIN VP
UTILITY INCOME                                                                 UTILITY INCOME
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.68      N/A                         Value at end of period               10.68      N/A
Number of accumulation units             360                                   Number of accumulation units         5,853
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
AMERICAN CENTURY VP INCOME &                                                   AMERICAN CENTURY VP INCOME &
GROWTH                                                                         GROWTH
Value at beginning of period             9.36     10.00                        Value at beginning of period          9.36     10.00
Value at end of period                   7.50      9.36                        Value at end of period                7.49     9.36
Number of accumulation units            35,723    3,158                        Number of accumulation units         46,045    5,696
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
AMERICAN CENTURY VP                                                            AMERICAN CENTURY VP
INTERNATIONAL                                                                  INTERNATIONAL
Value at beginning of period             8.27     10.00                        Value at beginning of period          8.27     10.00
Value at end of period                   6.55      8.27                        Value at end of period                6.54     8.27
Number of accumulation units           111,688    76,030                       Number of accumulation units         84,012   27,288
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
BERGER IPT-LARGE CAP GROWTH                                                    BERGER IPT-LARGE CAP GROWTH
Value at beginning of period                                                   Value at beginning of period
Value at end of period                   8.38     10.00                        Value at end of period                8.39     10.00
Number of accumulation units             5.53      8.38                        Number of accumulation units          5.53     8.39
outstanding at end of period            23,980    14,808                       outstanding at end of period         18,670    8.729
--------------------------------------
BERGER IPT- SMALL COMPANY                                                      BERGER IPT- SMALL COMPANY
GROWTH                                                                         GROWTH
Value at beginning of period             8.00     10.00                        Value at beginning of period          8.00     10.00
Value at end of period                   4.03      8.00                        Value at end of period                4.03     8.00
Number of accumulation units           103,834    82,084                       Number of accumulation units         83,507   52,671
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DELAWARE VIP SMALL CAP                                                         DELAWARE VIP SMALL CAP
VALUE SERIES                                                                   VALUE SERIES
Value at beginning of period            10.71     10.00                        Value at beginning of period         10.70     10.00
Value at end of period                  10.03     10.71                        Value at end of period               10.02     10.70
Number of accumulation units           173,852    58,778                       Number of accumulation units        247,190   28,758
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DREYFUS VARIABLE INVESTMENT                                                    DREYFUS VARIABLE INVESTMENT
FUND GROWTH & INCOME                                                           FUND GROWTH & INCOME
Value at beginning of period             9.33     10.00                        Value at beginning of period          9.33     10.00
Value at end of period                   6.92      9.33                        Value at end of period                6.92     9.33
Number of accumulation units            49,093    10,283                       Number of accumulation units         52,219   19,175
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DREYFUS   VARIABLE   INVESTMENT  FUND                                          DREYFUS  VARIABLE  INVESTMENT FUND
SMALL CAP                                                                      SMALL CAP
Value at beginning of period             9.79     10.00                        Value at beginning of period          9.77     10.00
Value at end of period                   7.87      9.79                        Value at end of period                7.85     9.77
Number of accumulation units            99,056    46,287                       Number of accumulation units         91,862   33,176
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT                                             FEDERATED U.S. GOVERNMENT
SECURITIES II                                                                  SECURITIES II
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.69      N/A                         Value at end of period               10.68      N/A
Number of accumulation units           396,638                                 Number of accumulation units        876,353
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
FEDERATED INTERNATIONAL EQUITY II                                              FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period             7.86     10.00                        Value at beginning of period          7.86     10.00
Value at end of period                   6.03      7.86                        Value at end of period                6.03     7.86
Number of accumulation units            14,363      2                          Number of accumulation units         30,044    1,778
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
INVESCO VIF-HIGH YIELD                                                         INVESCO VIF-HIGH YIELD
Value at beginning of period             8.34     10.00                        Value at beginning of period          8.36     10.00
Value at end of period                   8.20      8.34                        Value at end of period                8.19     8.36
Number of accumulation units           155,933    60,110                       Number of accumulation units         61,147   35,883
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
INVESCO VIF-TECHNOLOGY                                                         INVESCO VIF-TECHNOLOGY
Value at beginning of period             7.19     10.00                        Value at beginning of period          7.19     10.00
Value at end of period                   3.81      7.19                        Value at end of period                3.79     7.19
Number of accumulation units            50,271    35,530                       Number of accumulation units         17,597    8,092
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JPMORGAN SMALL COMPANY                                                         JPMORGAN SMALL COMPANY
Value at beginning of period             9.79     10.00                        Value at beginning of period          9.79     10.00
Value at end of period                   7.62      9.79                        Value at end of period                7.62     9.79
Number of accumulation units            75,297    73,404                       Number of accumulation units         93,967   64,994
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JANUS ASPEN SERIES FLEXIBLE INCOME                                             JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period            10.41     10.00                        Value at beginning of period         10.41     10.00
Value at end of period                  11.43     10.41                        Value at end of period               11.42     10.41
Number of accumulation units           466,619   229,005                       Number of accumulation units        645,422   276,547
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH                                            JANUS   ASPEN   SERIES   WORLDWIDE
Value at beginning of period             8.47     10.00                        GROWTH                                8.46     10.00
Value at end of period                   6.27      8.47                        Value at beginning of period          6.26     8.46
Number of accumulation units           120,211    99,987                       Value at end of period              151,128   60,207
outstanding at end of period                                                   Number of accumulation units
                                                                               outstanding at end of period
--------------------------------------
OPPENHEIMER GLOBAL SECURITIES                                                  OPPENHEIMER GLOBAL SECURITIES
Value at beginning of period             9.48     10.00                        Value at beginning of period          9.48     10.00
Value at end of period                   7.33      9.48                        Value at end of period                7.33     9.48
Number of accumulation units           101,358    28,571                       Number of accumulation units        250,415   31,709
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
PBHG   INSURANCE   SERIES  LARGE  CAP                                          PBHG  INSURANCE  SERIES  LARGE CAP
GROWTH                                   8.45     10.00                        GROWTH                                8.45     10.00
Value at beginning of period             5.93      8.45                        Value at beginning of period          5.93     8.45
Value at end of period                  41,765    29,271                       Value at end of period               99,735   21,508
Number of accumulation units                                                   Number of accumulation units
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
PIMCO VIT HIGH YIELD                                                           PIMCO VIT HIGH YIELD
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.85      N/A                         Value at end of period               10.85      N/A
Number of accumulation units            18,423                                 Number of accumulation units         8,425
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SAFECO RST EQUITY                                                              SAFECO RST EQUITY
Value at beginning of period             9.45     10.00                        Value at beginning of period          9.45     10.00
Value at end of period                   6.95      9.45                        Value at end of period                6.95     9.45
Number of accumulation units            4,202      429                         Number of accumulation units         31,022    7,912
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB MARKETTRACK GROWTH II                                                   SCHWAB MARKETTRACK GROWTH II
Value at beginning of period             9.47     10.00                        Value at beginning of period          9.46     10.00
Value at end of period                   7.95      9.47                        Value at end of period                7.95     9.46
Number of accumulation units            89,844    64,405                       Number of accumulation units        166,245   36,799
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB MONEY MARKET                                                            SCHWAB MONEY MARKET
Value at beginning of period            10.15     10.00                        Value at beginning of period         10.15     10.00
Value at end of period                  10.22     10.15                        Value at end of period               10.21     10.15
Number of accumulation units           3,373,801 1,500,043                     Number of accumulation units        3,429,753 776,903
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB S&P 500                                                                 SCHWAB S&P 500
Value at beginning of period             9.23     10.00                        Value at beginning of period          9.22     10.00
Value at end of period                   7.11      9.23                        Value at end of period                7.10     9.22
Number of accumulation units           769,309   428,098                       Number of accumulation units        748,969   187,288
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VARIABLE SERIES I                                                      SCUDDER VARIABLE SERIES I
CAPITAL GROWTH                                                                 CAPITAL GROWTH
Value at beginning of period             8.75     10.00                        Value at beginning of period          8.74     10.00
Value at end of period                   6.15      8.75                        Value at end of period                6.15     8.74
Number of accumulation units            28,641    13,756                       Number of accumulation units         30,590    7,975
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VARIABLE SERIES II                                                     SCUDDER VARIABLE SERIES II
SMALL CAP GROWTH                                                               SMALL CAP GROWTH
Value at beginning of period             8.57     10.00                        Value at beginning of period          8.57     10.00
Value at end of period                   5.67      8.57                        Value at end of period                5.66     8.57
Number of accumulation units            16,037    12,369                       Number of accumulation units         33,680    6,754
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VIT EAFE(R)EQUITY INDEX                                                 SCUDDER VIT EAFE(R)EQUITY INDEX
Value at beginning of period             8.21     10.00                        Value at beginning of period          8.21     10.00
Value at end of period                   6.40      8.21                        Value at end of period                6.39     8.21
Number of accumulation units           147,774    24,035                       Number of accumulation units         38,390   19,182
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VIT SMALL CAP INDEX                                                    SCUDDER VIT SMALL CAP INDEX
Value at beginning of period            10.11     10.00                        Value at beginning of period         10.11     10.00
Value at end of period                   7.98     10.11                        Value at end of period                7.97     10.11
Number of accumulation units            82,187    36,498                       Number of accumulation units        100,826   41,813
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
STRONG MID CAP GROWTH II                                                       STRONG MID CAP GROWTH II
Value at beginning of period             8.03     10.00                        Value at beginning of period          8.03     10.00
Value at end of period                   4.98      8.03                        Value at end of period                4.98     8.03
Number of accumulation units            77,343    27,603                       Number of accumulation units        126,654   58,974
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
STRONG OPPORTUNITY II                                                          STRONG OPPORTUNITY II
Value at beginning of period             9.50     10.00                        Value at beginning of period          9.50     10.00
Value at end of period                   6.91      9.50                        Value at end of period                6.90     9.50
Number of accumulation units           167,207   113,694                       Number of accumulation units        162,242   53,594
outstanding at end of period                                                   outstanding at end of period
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------